Reconciliation of profit for the year to cash flow from operations - Summary of Reconciliation of Profit for the Year to Cash Flow From Operations Before Contract Acquisition Costs (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of profit or loss to net cash flows from operating activities [abstract]
Profit for the year	$ 386	$ 350	$ 535
Adjustments for:
Net financial expenses	115	96	91
Fair value (gains)/losses on contingent purchase consideration	(27)	4
Income tax charge	156	132	118
Depreciation and amortisation	116	115	112
System Fund depreciation and amortisation	54	49	41
Impairment charges	131		18
Other operating exceptional items (including System Fund)	83	151	(13)
Share-based payments cost	42	38	27
Dividends from associates and joint ventures	7	5	4
Increase in trade and other receivables	(50)	(43)	(71)
Increase in contract costs	(11)	(3)	(5)
Increase in deferred revenue	57	141	43
(Decrease)/increase in other trade and other payables	(63)	11	38
Utilisation of provisions, net of charge	7	(6)
Retirement benefit contributions, net of costs	(3)	(12)	(1)
Cash flows relating to exceptional items	(55)	(137)	(44)
Contract assets deduction in revenue	21	19	17
Other items	2	4	(4)
Total adjustments	582	564	371
Cash flow from operations before contract acquisition costs	$ 968	$ 914	$ 906